Commitments, Guarantees, Pledged Assets, Provisions and Contingent Liabilities	12 Months Ended
Oct. 31, 2021
Text Block [Abstract]
Commitments, Guarantees, Pledged Assets, Provisions and Contingent Liabilities
Note 24: Commitments, Guarantees, Pledged Assets, Provisions and Contingent Liabilities
In the normal course of business, we enter into a variety of contracts under which we may be required to make payments to reimburse a counterparty for a loss if a third party does not perform according to the terms of a contract or does not make payments when due under the terms of a debt instrument, and contracts under which we provide indirect guarantees
of the indebtedness of another party, all of which are considered guarantees.
Guarantees that qualify as derivatives are accounted for in accordance with the policy for derivative instruments (refer to Note 8). For guarantees that do not qualify as derivatives, the liability is initially recorded at fair value, which is generally the fee received. Subsequently, guarantees are recorded at the higher of the initial fair value, less amortization to recognize any fee income earned over the period, and our best estimate of the amount required to settle the obligation. Any change in the liability is reported in our Consolidated Statement of Income.
We enter into a variety of commitments, including
off-balance
sheet credit instruments, such as backstop liquidity facilities, securities lending, letters of credit, credit default swaps and commitments to extend credit, as a method of meeting the financial needs of our customers. These commitments include contracts where we may be required to make payments to a counterparty, based on changes in the value of an asset, liability or equity security that the counterparty holds, due to changes in an underlying interest rate, foreign exchange rate or other variable. The contractual amount of our commitments represents our maximum undiscounted potential exposure, before possible recoveries under recourse and collateral provisions. Collateral requirements for these instruments are consistent with our collateral requirements for loans.
A large majority of these commitments expire without being drawn upon. As a result, the total contractual amounts may not be representative of the funding likely to be required for these commitments.
We strive to limit credit risk by dealing only with counterparties that we believe are creditworthy, and we manage our credit risk for these instruments using the same credit risk process that is applied to loans and other credit assets
.
The maximum amount payable related to our various commitments is as follows:

(Canadian $ in millions)	2021	2020
Financial Guarantees
Standby letters of credit	22,165	23,144
Credit default swaps (1)	5,158	1,795
Other Credit Instruments
Backstop liquidity facilities (2)	12,895	5,601
Securities lending	3,909	4,349
Documentary and commercial letters of credit	1,481	1,034
Commitments to extend credit (3)	174,327	180,384
Other commitments (4)	8,070	5,302
Total	228,005	221,609

(1)	The fair value of the related derivatives included in our Consolidated Balance Sheet was $(4) million as at October 31, 2021 ($(8) million as at October 31, 2020).
(2)
Effective October 31, 2021, we deconsolidated our investment in Fairway Financial Company LLC and the total committed undrawn liquidity facility provided to the vehicle was $8,095 million as at October 31, 2021.

(3)	Commitments to extend credit exclude personal lines of credit and credit cards that are unconditionally cancellable at our discretion.
(4)	Other commitments include $1,649 million as at October 31, 2021 ($1,763 million as at October 31, 2020) of underwriting commitments that are extended but not yet accepted by the borrower.
Certain comparative figures have been reclassified to conform with the current year’s presentation.
Financial Guarantees
Standby letters of credit represent our obligation to make payments to third parties on behalf of customers if they are unable to make the required payments or meet other contractual requirements. The majority have a term of one year or less. Collateral requirements for standby letters of credit and guarantees are consistent with our collateral requirements for loans. Standby letters of credit and guarantees include our guarantee of a subsidiary’s debt directly provided to a third party.
Written credit default swaps require us to compensate a counterparty following the occurrence of a credit event in relation to a specified reference obligation, such as a bond
or a loan. The terms of these contracts range from less than one year to 10 years. Refer to Note 8 for details.
Other Credit Instruments
Backstop liquidity facilities are provided to ABCP programs administered by us as an alternative source of financing when ABCP markets cannot be accessed. The terms of the backstop liquidity facilities do not require us to advance money to these programs in the event of insolvency of the borrower. The average term of these liquidity facilities is approximately 2 to 5 years.
We lend eligible customers’ securities to third-party borrowers who have been evaluated for credit risk using the same credit risk process that is applied to loans and other credit assets. In connection with these activities, we may provide indemnification to clients against losses resulting from the failure of the borrower to return loaned securities when due. All borrowings are fully collateralized with cash or marketable securities. As securities are loaned, we require borrowers to maintain collateral that is equal to or in excess of 100% of the fair value of the securities borrowed. The collateral is revalued on a daily basis.
Documentary and commercial letters of credit represent our agreement to honour drafts presented by a third party upon completion of specific activities.
Commitments to extend credit represent our commitment to our customers to grant them credit in the form of loans or other financings for specific amounts and maturities, subject to their meeting certain conditions.
Other commitments include commitments to fund external private equity funds and investments in equity and debt securities at market value at the time the commitments are drawn. In addition, we act as underwriter for certain new issuances under which we, alone or together with a syndicate of financial institutions, purchase the new issue for resale to investors.
Indemnification Agreements
In the normal course of operations, we enter into various agreements that provide general indemnifications. These indemnifications typically occur in connection with sales of assets, securities offerings, service contracts, director contracts, membership agreements, clearing arrangements, derivative contracts and leasing transactions. Based on historical experience, we expect the risk of loss to be remote.
Exchange and Clearinghouse Guarantees
We are a member of several securities and futures exchanges and central counterparties. Membership in certain of these organizations may require us to pay a pro rata share of the losses incurred by the organization in the event of default of another member. It is difficult to estimate our maximum exposure under these membership agreements, since this would require an assessment of future claims that may be made against us that have not yet occurred. Based on historical experience, we expect the risk of material loss to be remote.
Pledged Assets and Collateral
In the ordinary course of business, we enter into trading, lending and borrowing activities that require us to pledge assets or provide collateral. Pledging and collateral transactions are typically conducted under terms and conditions that are usual and customary to these activities. If there is no default, the securities or their equivalents must be returned by the pledgee upon satisfaction of the obligation.
The following table summarizes our pledged assets and collateral, and the activities to which they relate:

(Canadian $ in millions)	2021	2020
Bank Assets
Cash and due from banks	110	111
Securities (1)	82,975	75,104
Loans	54,656	58,974
Other assets	6,436	6,344
	144,177	140,533
Third-party Assets (2)
Collateral received and available for sale or re-pledging	180,705	169,197
Less: Collateral not sold or re-pledged	(46,278)	(58,312)
	134,427	110,885
	278,604	251,418

(Canadian $ in millions)	2021	2020
Uses of pledged assets and collateral
Clearing systems, payment systems and depositories	9,464	7,550
Foreign governments and central banks	110	111
Obligations related to securities sold short	32,073	29,376
Obligations related to securities sold under repurchase agreements	87,894	80,962
Securities borrowing and lending (3)	77,456	58,791
Derivatives transactions	11,439	9,613
Securitization	26,075	31,417
Covered bonds	26,340	25,948
Other	7,753	7,650
Total pledged assets and collateral	278,604	251,418

(1)	Includes NHA mortgage-backed securities of $4,519 million, which are included in loans in our Consolidated Balance Sheet ($6,121 million as at October 31, 2020).
(2)	Includes on-balance sheet securities borrowed or purchased under resale agreements and off-balance sheet collateral received.
(3)	Includes off-balance sheet securities borrowing and lending.
Lease Commitments
We have entered into a number of
non-cancellable
leases for premises and equipment. Our computer and software leases are typically fixed for one term. Leases that we have signed but have not yet taken possession of, were $248 million as at October 31, 2021 ($991 million as at October 31, 2020).
Provisions and Contingent Liabilities
Provisions are recognized when we have a legal or constructive obligation as a result of past events, such as contractual commitments, legal or other obligations for which we can reliably estimate the obligation, and it is probable we will be required to settle the obligation. We recognize as a provision our best estimate of the amount required to settle the obligations as of the balance sheet date, taking into account the risks and uncertainties surrounding the obligations. Provisions are recorded in other liabilities on the Consolidated Balance Sheet. Contingent liabilities are potential obligations arising from past events, the existence of which will only be confirmed by the occurrence or non-occurrence
of one or more future events not wholly within our control, and are not included in the table below.
Legal Proceedings
The bank and its subsidiaries are party to legal proceedings, including regulatory investigations, in the ordinary course of business. We review the status of these proceedings regularly and establish provisions when in our judgment it becomes probable that we will incur a loss and the amount can be reliably estimated. The bank’s provisions represent our best estimates based upon currently available information for proceedings for which estimates can be made. However, the bank’s provisions may differ significantly from actual losses as a result of, for example, the inherent uncertainty of the various potential outcomes of such proceedings; the varying stages of the proceedings; the existence of multiple defendants whose share of liability may not yet be determined; unresolved issues in such proceedings, some of which involve novel legal theories and interpretations; the fact that the underlying matters will change from time to time; and such proceedings may involve very large or indeterminate damages. While it is inherently difficult to predict the ultimate outcome of these proceedings, based on our current knowledge, we do not expect the outcome of any of these proceedings, individually or in the aggregate, to have a material adverse effect on the consolidated financial position or the results of operations of the bank. However, because of the factors listed above, as well as other uncertainties inherent in litigation and regulatory matters, there is a possibility that the ultimate resolution of legal or regulatory investigations may be material to the bank’s consolidated financial position or its results of operations for any particular reporting period.
BMO and its subsidiaries are named as defendants or are otherwise involved in a substantial number of legal proceedings. BMO Harris Bank N.A. (BMO Harris), as successor to M&I Marshall and Ilsley Bank (M&I), has been named as the defendant in a lawsuit filed in the U.S. Bankruptcy Court for the District of Minnesota (Bankruptcy Court) in connection with a Ponzi scheme carried out by Thomas J. Petters and certain affiliated individuals and entities (collectively, Petters) between 1994 and 2008. The lawsuit, brought by a Trustee in bankruptcy proceedings for certain Petters entities, alleges that between 1999 and 2008, M&I (and a predecessor bank) facilitated the Ponzi scheme operated by Petters. BMO denies these allegations and continues to defend itself vigorously. The Trustee seeks US$1.9 billion in compensatory damages, plus prejudgment interest, punitive damages, and attorneys’ fees. The Bankruptcy Court: (i) denied BMO Harris’s motion for summary judgement; (ii) granted the Trustee’s motion for sanctions based on the alleged spoliation of evidence; and (iii) transferred the case to the U.S. District Court for the District of Minnesota (District Court) for trial. BMO Harris filed an objection to the spoliation sanctions, which is still pending before the District Court. BMO Harris anticipates that the trial in this case will take place no earlier than late 2022.
In June 2021, the Ontario Superior Court approved the settlement of $100 million
relating to a class action involving BMO Nesbitt Burns Inc., BMO Investorline Inc. and BMO Trust Company regarding disclosures of foreign exchange conversion spreads when converting foreign exchange in registered accounts prior to a system change in 2011.
Restructuring Charges
Provisions for restructuring charges as at October 31, 2021 are $136 million ($336 million as at October 31, 2020), which include severance-related costs to improve efficiency, and accelerate delivery against key bank-wide initiatives focused on digitization, organizational redesign and simplification of the way we do business. This represents our best estimate of the amount that will ultimately be paid out.
Changes in the provision balance during the year were as follows:

(Canadian $ in millions)	2021	2020
Balance at beginning of year	472	680
Additional provisions/increase in provisions	166	141
Provisions utilized	(340)	(334)
Amounts reversed	(44)	(16)
Foreign exchange and other	(6)	1
Balance at end of year (1)	248	472

(1)	Balance includes severance obligations, restructuring charges and legal provisions.